SEGMENT INFORMATION - Capital Expenditures by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Capital expenditures	$ 97,898	$ 54,680	$ 46,153
Operating Segments | ANGI Homeservices
Segment Reporting Information [Line Items]
Capital expenditures	68,804	46,976	26,837
Operating Segments | Vimeo
Segment Reporting Information [Line Items]
Capital expenditures	2,801	209	109
Operating Segments | Dotdash
Segment Reporting Information [Line Items]
Capital expenditures		102	825
Operating Segments | Search
Segment Reporting Information [Line Items]
Capital expenditures	43	479	251
Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Capital expenditures	387	751	291
Corporate
Segment Reporting Information [Line Items]
Capital expenditures	$ 25,863	$ 6,163	$ 17,840